Business Combination Under Common Control - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Dec. 22, 2016 ARS ($) Acquisition	Nov. 30, 2012 Acquisition	Dec. 31, 2016 ARS ($) $ / shares	Dec. 31, 2015 ARS ($)	Dec. 31, 2017 ARS ($) $ / shares	Nov. 01, 2017 $ / shares	Dec. 22, 2016 ₲ / shares
Disclosure of detailed information about business combination [line items]
Nominal value per share acquired | $ / shares			$ 0.1		$ 0.10	$ 0.10
Share of profit (loss) of associates			$ 36,631,307	$ (105,140,743)
Subsidiaries [member]
Disclosure of detailed information about business combination [line items]
Business acquisition transaction amount			518,091,291
Contingent consideration					$ 0
Non-controlling interest			$ 351,172,141
Yguaz Cementos S.A. [member]
Disclosure of detailed information about business combination [line items]
Business acquisition number of shares acquired | Acquisition		5,411
Percentage of subscribed and paid-in share capital acquired		35.00%
Proportion of ownership interest held			51.00%	35.00%	51.0017%
Share of profit (loss) of associates			$ 36,631,307
Business acquisition percentage of ownership interests acquired			35.00%
Purchases of additional share acquired			16.0017%
Business acquisition percentage of ownership interests acquired, assumed beginning of the annual reporting period			51.00%
Increase in additional profit acquired			$ 16,745,740
Additional profit acquired			476,903,030
Increase in revenue			929,986,114
Net revenue			10,804,429,321
Non-controlling interest			$ 351,172,141
InterCement Brasil S.A. [member]
Disclosure of detailed information about business combination [line items]
Business acquisition number of shares acquired | Acquisition	3,834
Percentage of subscribed and paid-in share capital acquired	16.0017%
Nominal value per share acquired | ₲ / shares							₲ 10,000,000
Business acquisition transaction amount	$ 518,091,291
Transaction amount settled with loan proceeds	412,435,636
Acquisition costs	$ 0